Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Operating Income, Net of Certain Items (5) (in millions) (i)
Fiscal Year (a)	Gibson (1) (b)	Mucci (1) (b)	Gibson (1)(3) (c)	Mucci (1)(3) (c)			Total Shareholder Return (f)	Peer Group Total Shareholder Return (4) (g)

2025	$8,807,411	$—	$16,426,552	$—	$2,893,402	$6,848,997	$251.16	$186.69	$1,657	$2,189

2024	$7,534,855	$—	$8,462,562	$—	$2,498,637	$2,602,402	$185.79	$153.68	$1,690	$2,054

2023	$6,680,180	$14,442,172	$5,660,044	$(3,614,572)	$2,691,157	$1,782,985	$157.41	$121.82	$1,557	$1,933

2022	$—	$11,025,026	$—	$23,305,787	$3,257,026	$5,846,642	$180.70	$118.53	$1,393	$1,782

2021	$—	$9,627,247	$—	$21,142,733	$2,605,572	$4,992,766	$144.16	$127.00	$1,098	$1,434

(1)
John B. Gibson was our PEO in fiscal 2025 and 2024 and during fiscal 2023 following October 13, 2022.
Martin Mucc
i was our PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022 and 2021. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2025 are as follows:

2025

Summary Compensation Table Total	$8,807,411

Deduction of stock awards and option awards reported in the Summary Compensation Table	(6,933,392)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	10,862,812

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	3,245,013

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	271,219

Value of dividends or other earnings paid on equity awards not otherwise included	173,489

Compensation Actually Paid	$16,426,552

(2)	The individuals comprising the Non-PEO NEOs for each year are as follows:

2021-2022	2023	2024	2025

Efrain Rivera	Efrain Rivera	Robert L. Schrader	Robert L. Schrader

John B. Gibson	Mark A. Bottini	Efrain Rivera	Adam Ante

Mark A. Bottini	Michael E. Gioja	Mark A. Bottini	Mark A. Bottini

Michael E. Gioja	Stephanie L. Schaeffer	Michael E. Gioja	Michael E. Gioja

Elizabeth Roaldsen
The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2025
a
re as follows:

2025

Summary Compensation Table Total	$2,893,402

Deduction of stock awards and option awards reported in the Summary Compensation Table	(2,212,104)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	5,273,447

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	785,403

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	55,252

Value of dividends or other earnings paid on equity awards not otherwise included	53,597

Compensation Actually Paid	$6,848,997

(3)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual compensation realized or received by our NEOs.

(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation market comparative purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.

(5)
Operating income, net of certain
items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
measure and a reconciliation to the most comparable GAAP measure of operating income.

Company Selected Measure Name	Operating income, net of certain items
Named Executive Officers, Footnote
(2)	The individuals comprising the Non-PEO NEOs for each year are as follows:

2021-2022	2023	2024	2025

Efrain Rivera	Efrain Rivera	Robert L. Schrader	Robert L. Schrader

John B. Gibson	Mark A. Bottini	Efrain Rivera	Adam Ante

Mark A. Bottini	Michael E. Gioja	Mark A. Bottini	Mark A. Bottini

Michael E. Gioja	Stephanie L. Schaeffer	Michael E. Gioja	Michael E. Gioja

Elizabeth Roaldsen

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation market comparative purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.

Adjustment To PEO Compensation, Footnote
(1)
John B. Gibson was our PEO in fiscal 2025 and 2024 and during fiscal 2023 following October 13, 2022.
Martin Mucc
i was our PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022 and 2021. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2025 are as follows:

2025

Summary Compensation Table Total	$8,807,411

Deduction of stock awards and option awards reported in the Summary Compensation Table	(6,933,392)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	10,862,812

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	3,245,013

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	271,219

Value of dividends or other earnings paid on equity awards not otherwise included	173,489

Compensation Actually Paid	$16,426,552

Non-PEO NEO Average Total Compensation Amount	$ 2,893,402	$ 2,498,637	$ 2,691,157	$ 3,257,026	$ 2,605,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,848,997	2,602,402	1,782,985	5,846,642	4,992,766
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2025
a
re as follows:

2025

Summary Compensation Table Total	$2,893,402

Deduction of stock awards and option awards reported in the Summary Compensation Table	(2,212,104)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	5,273,447

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	785,403

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	55,252

Value of dividends or other earnings paid on equity awards not otherwise included	53,597

Compensation Actually Paid	$6,848,997

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following list presents the financial performance measures that the Company consider
s to have been the most important in linking CAP to our PEOs and
Non-PEO
NEOs for fiscal 2025 to Company performance. The measures listed below are not ranked.

•	Annualized new business revenue (1)

•	Operating income, net of certain items (2)

•	Relative total shareholder return (3)

•	Service revenue

Total Shareholder Return Amount	$ 251.16	185.79	157.41	180.7	144.16
Peer Group Total Shareholder Return Amount	186.69	153.68	121.82	118.53	127
Net Income (Loss)	$ 1,657,000,000	$ 1,690,000,000	$ 1,557,000,000	$ 1,393,000,000	$ 1,098,000,000
Company Selected Measure Amount	2,189,000,000	2,054,000,000	1,933,000,000	1,782,000,000	1,434,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Annualized new business revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income, net of certain items
Non-GAAP Measure Description
Operating income, net of certain
items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
	measure and a reconciliation to the most comparable GAAP measure of operating income.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Service revenue
Martin Mucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,442,172	$ 11,025,026	$ 9,627,247
PEO Actually Paid Compensation Amount			$ (3,614,572)	$ 23,305,787	$ 21,142,733
PEO Name			Martin Mucci	Martin Mucci	Martin Mucci
John B. Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,807,411	$ 7,534,855	$ 6,680,180
PEO Actually Paid Compensation Amount	$ 16,426,552	$ 8,462,562	$ 5,660,044
PEO Name	John B. Gibson	John B. Gibson
PEO | John B. Gibson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,933,392)
PEO | John B. Gibson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,862,812
PEO | John B. Gibson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,245,013
PEO | John B. Gibson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,219
PEO | John B. Gibson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,489
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,212,104)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,273,447
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,403
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,252
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,597